Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Mar. 01, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
It is the policy of the board of directors and the compensation committee not to take material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, the Company does not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
The Company has adopted an equity award grant policy which governs the process and timing to follow when it grants equity awards to an officer or employee of the Company or any of its subsidiaries. In accordance with this equity award grant policy, the Company generally makes awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the first business day in March, and awards made in connection with the hiring of new employees or the promotion or retention of existing employees, are typically made on the first business day of March, June, September or December following the date of approval or hire or promotion, as applicable. While equity awards to non-employee directors are not subject to the equity award grant policy, annual awards to non-employee directors are typically made on the date of the Company’s annual shareholder meeting, and equity awards to newly-appointed non-employee directors are typically made on the date of appointment to the board of directors.
In 2024, the Company granted stock options to the name executive offers and certain other members of senior management in accordance with the equity award grant policy on March 1, 2024, which was within four (4) business days of the Company’s Current Report on Form 8-K filed on March 5, 2024 to report earnings and financial results for the fourth quarter and fiscal year ended December 31, 2023. The following table sets forth certain information with respect too such grants.
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material Nonpublic
Information(1)

Kevin J. Knopp, Ph.D.	3/1/2024	92,937	7.35	500,000	(1.1)%
Joseph H. Griffith IV	3/1/2024	61,535	7.35	331,058	(1.1)%
Christopher Brown, Ph.D.	3/1/2024	60,064	7.35	323,141	(1.1)%
The price of the Company’s common stock as reported on the Nasdaq Global Market on March 4, 2024, the trading day ending immediately prior to the disclosure of material nonpublic information, was $7.23. The price of the Company’s common stock as reported on the Nasdaq Global Market on March 6, 2024, trading day beginning immediately following the disclosure of material nonpublic information, was $7.15.

Award Timing Method	Annual equity awards to eligible employees, including our executives, are typically made on the first business day in March, and awards made in connection with the hiring of new employees or the promotion or retention of existing employees, are typically made on the first business day of March, June, September or December following the date of approval or hire or promotion, as applicable. While equity awards to non-employee directors are not subject to the equity award grant policy, annual awards to non-employee directors are typically made on the date of the Company’s annual shareholder meeting, and equity awards to newly-appointed non-employee directors are typically made on the date of appointment to the board of directors.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is the policy of the board of directors and the compensation committee not to take material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
Name	Grant Date	Number of Securities Underlying the Award	Exercise Price of the Award ($/share)	Grant Date Fair Value of the Award ($)
Percentage Change in the Closing
Market Price of the Securities
Underlying the Award Between the
Trading Day Ending Immediately
Prior to the Disclosure of Material
Nonpublic Information and the
Trading Day Beginning
Immediately Following the
Disclosure of Material Nonpublic
Information(1)

Kevin J. Knopp, Ph.D.	3/1/2024	92,937	7.35	500,000	(1.1)%
Joseph H. Griffith IV	3/1/2024	61,535	7.35	331,058	(1.1)%
Christopher Brown, Ph.D.	3/1/2024	60,064	7.35	323,141	(1.1)%

Kevin J. Knopp [Member]
Awards Close in Time to MNPI Disclosures
Name		Kevin J. Knopp, Ph.D.
Underlying Securities | shares		92,937
Exercise Price | $ / shares		$ 7.35
Fair Value as of Grant Date | $		$ 500,000
Underlying Security Market Price Change		(1.1)
Joseph H. Griffith [Member]
Awards Close in Time to MNPI Disclosures
Name		Joseph H. Griffith IV
Underlying Securities | shares		61,535
Exercise Price | $ / shares		$ 7.35
Fair Value as of Grant Date | $		$ 331,058
Underlying Security Market Price Change		(1.1)
Christopher Brown [Member]
Awards Close in Time to MNPI Disclosures
Name		Christopher Brown, Ph.D.
Underlying Securities | shares		60,064
Exercise Price | $ / shares		$ 7.35
Fair Value as of Grant Date | $		$ 323,141
Underlying Security Market Price Change		(1.1)